TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION [Abstract]
TAXATION
18.          TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2017, 2018 and 2019. Garena Online was granted a five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2012, which grants a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed by the EDB. Upon the expiry of the DEI in 2016, Garena Online was awarded an additional 5-year DEI starting from January 1, 2017, subject to the terms and conditions and amendments thereof.

Others

Subsidiaries incorporated in other countries are subject to the respective statutory corporate income tax rates of the countries where they are resident.

Domestic statutory corporate income tax rate in Taiwan was increased from 17% to 20% with effect from the financial year 2018.

Income tax expense comprises:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Current income tax	6,903	7,949	56,296
Deferred tax	(8,753)	(19,797)	(4,333)
Withholding tax expense	12,595	15,936	33,901
	10,745	4,088	85,864

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Loss before income tax and share of results of equity investees	(548,509)	(953,880)	(1,368,619)

Tax expense computed at tax rate of 17%	(93,247)	(162,160)	(232,665)
Changes in valuation allowance	91,017	197,257	265,776
Non-deductible expenses	2,211	1,797	4,207
Effect of concessionary tax rate and tax reliefs	(3,072)	(6,139)	(42,404)
Withholding tax expense	12,595	15,936	33,901
Foreign earnings at different tax rates	4,104	(38,099)	60,721
Others	(2,863)	(4,504)	(3,672)
	10,745	4,088	85,864

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2018 $	2019 $
Deferred tax assets:
Property and equipment	1,291	4,380
Advances from customers	283	507
Deferred revenue	72,970	93,956
Unutilized tax losses and unused capital allowances	346,369	586,944
Others	6,681	16,922
Valuation allowance	(354,462)	(619,272)
Total deferred tax assets	73,132	83,437

Property and equipment	(954)	(1,002)
Intangible assets	(1,998)	(2,577)
Deferred channel costs	(7,300)	(9,448)
Others	(257)	(1,045)
Total deferred tax liabilities	(10,509)	(14,072)
Net deferred tax assets	62,623	69,365

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $520,523, $1,131,293 and $1,773,877 as of December 31, 2017, 2018 and 2019, respectively. The tax losses of $1,773,877 as of December 31, 2019 will expire from 2020 to 2030.

The utilization of deferred tax assets recognized by the Group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2019, no deferred tax liability has been recognised on the undistributed earnings of its foreign subsidiaries as the Company either intends to permanently reinvest the undistributed earnings to fund its future operations or no withholding tax is imposed on the remittance of undistributed earnings in certain jurisdiction.